Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) (Parenthetical) - $ / shares	Sep. 30, 2020	Jul. 23, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt conversion price per share	$ 0.01	$ 0.01
Convertible Notes Payable Convertible on Basis of $0.01 of Debt to 1 Common Share [Member]
Debt conversion price per share			$ 0.01	$ 0.01
Convertible Notes Payable Convertible on Basis of $0.005 of Debt to 1 Common Share [Member]
Debt conversion price per share			0.005	0.005
Convertible Notes Payable Convertible on Basis of $0.015 of Debt to 1 Common Share [Member]
Debt conversion price per share			0.015	0.015
Convertible Notes Payable Convertible on Basis of $0.05 of Debt to 1 Common Share [Member]
Debt conversion price per share			0.05	0.05
Convertible Notes Payable Convertible on Basis of $0.04 of Debt to 1 Common Share [Member]
Debt conversion price per share			$ 0.04	$ 0.04